SHAREHOLDERS' EQUITY (Tables) - Employee and director [Member]	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value

The fair value of the Company's stock options granted to employees for the six months ended June 30, 2021 and 2020 was estimated using the following weighted average assumptions:

	Six months ended June 30,
	2021	2020

Risk free interest	0.26%-0.6%	-
Dividend yields	0%	-
Volatility	41%-50%	-
Expected term (in years)	4.03-4.04	-

Schedule of Stock Option Activity

A summary of employee and director option balances under the 2008 Plan as of June 30, 2021 and changes during the six months then ended are as follows:

	Number of options	Weighted- average exercise price (*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at January 1, 2021	2,776,778	$6.1	3	$4,142
Granted	2,002,500	$7.7
Exercised	(1,340,777)	$4.6
Forfeited	(593,750)	$8.1

Outstanding as of June 30, 2021	2,844,751	$7.5	4.8	$8,570

Exercisable as of June 30, 2021	304,543	$6.0	2.3	$1,274

(*) In January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. All exercise prices were updated on a retrospective basis (See also Note 8(c)).